Other disclosures - Commitments - Contractual Obligations and Recognised Non-Current Debt (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	kr 1,399	kr 1,334
Leases (note 4.4)	4,037	4,145
Total obligations recognised in the balance sheet	5,436	5,479
Leases	764	932
Research and development obligations	7,235	7,380
Research and development - potential milestone payments	4,083	4,735
Commercial product launch - potential milestone payments	6,105	3,468
Purchase obligations relating to invest- ments in property, plant and equipment	339	172
Other purchase obligations	12,063	10,480
Total obligations not recognised in the balance sheet	30,589	27,167
Total contractual obligations	36,025	32,646
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	23	13
Leases (note 4.4)	855	847
Total obligations recognised in the balance sheet	878	860
Leases	152	128
Research and development obligations	2,733	2,600
Research and development - potential milestone payments	205	300
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to invest- ments in property, plant and equipment	339	172
Other purchase obligations	7,528	5,695
Total obligations not recognised in the balance sheet	10,957	8,895
Total contractual obligations	11,835	9,755
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	46	26
Leases (note 4.4)	1,247	1,424
Total obligations recognised in the balance sheet	1,293	1,450
Leases	198	229
Research and development obligations	3,460	3,258
Research and development - potential milestone payments	918	1,023
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to invest- ments in property, plant and equipment	0	0
Other purchase obligations	3,014	2,989
Total obligations not recognised in the balance sheet	7,590	7,499
Total contractual obligations	8,883	8,949
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	44	25
Leases (note 4.4)	694	734
Total obligations recognised in the balance sheet	738	759
Leases	134	199
Research and development obligations	905	1,493
Research and development - potential milestone payments	507	1,009
Commercial product launch - potential milestone payments	212	0
Purchase obligations relating to invest- ments in property, plant and equipment	0	0
Other purchase obligations	773	1,175
Total obligations not recognised in the balance sheet	2,531	3,876
Total contractual obligations	3,269	4,635
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	1,286	1,270
Leases (note 4.4)	1,241	1,140
Total obligations recognised in the balance sheet	2,527	2,410
Leases	280	376
Research and development obligations	137	29
Research and development - potential milestone payments	2,453	2,403
Commercial product launch - potential milestone payments	5,893	3,468
Purchase obligations relating to invest- ments in property, plant and equipment	0	0
Other purchase obligations	748	621
Total obligations not recognised in the balance sheet	9,511	6,897
Total contractual obligations	kr 12,038	kr 9,307